Expense Example - Spyglass Growth Fund	Apr. 30, 2026 USD ($)
Spyglass Growth Fund, Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,321
Spyglass Growth Fund, Retail Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	725
Expense Example, with Redemption, 10 Years	$ 1,605